Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

CENTNAS
001-38084

17010359

By Electronic Mail

May 9, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 3, 2017 The Nasdaq Stock Market (the "Exchange") received from Farmers & Merchants Bancorp, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, no par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery